Employee compensation and benefits - Share-based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	£ 59	£ 46	£ 97
Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Effect of share-based payment arrangements	58
Expense from share-based payment transactions	58	45	96
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	£ 1	£ 1	£ 1